Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Parenthetical) (Detail) - Maximum Average Term [member] - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subsidiaries [member] | Macro Securities SAU [member]
Disclosure of transactions between related parties [line items]
Loans and other financing		$ 16,397,375
Subsidiaries [member] | Macro Agro SAU [Member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 154	69,984
Associates [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	1,723,723	1,186,308
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	18,011,761	9,169,722
Other related parties [member]
Disclosure of transactions between related parties [line items]
Loans and other financing	$ 252,262,791	$ 213,289,116